Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

10. Related Party Transactions

Himalaya Therapeutics SEZC

Global Transaction Agreement

In September 2024, the Company entered into a Global Transaction Agreement (the “Himalaya Agreement”) with Himalaya. BioAtla and Himalaya had previously entered into an Amended and Restated Exclusive Rights Agreement (the “Amended Rights Agreement”) in January of 2020. Pursuant to the Amended Rights Agreement, Himalaya controls rights to develop, manufacture and commercialize certain assets, including BA3362 which was licensed to Context (see Note 9), in certain territories as further specified in the Amended Rights Agreement. Pursuant to the Himalaya Agreement, Himalaya consented to BioAtla’s execution and performance of the Agreement, and granted to BioAtla an exclusive, worldwide, sublicensable license for those impacted products and intellectual property. Further, as set forth in the Amended Rights Agreement and further clarified in the Himalaya Agreement, BioAtla agreed to pay, subject to any applicable tax withholdings, to Himalaya (i) a mid-teens percentage of all upfront payments and development milestones received by BioAtla from Context under the Context License Agreement; and (ii) a specified percentage of any and all sales milestones and/or royalties based upon Net Sales (as defined in the Context License Agreement) in the People’s Republic of China and the Special Administrative Regions of Hong Kong, Macao and Taiwan that BioAtla receives from Context under the Context License Agreement.

The Company is the principal in the Context License Agreement and in the Himalaya Agreement, and will record revenues and expenses on a gross basis given that the Company had full discretion in setting consideration pricing in the Context License Agreement, the Company will be primarily responsible for providing the License, and Himalaya has no obligation to be a part of any of the fulfillment activities.

For the three and six months ended June 30, 2026, the Company recognized $1.0 million in expense related to the transactions with Himalaya. For the three and six months ended June 30, 2025, the Company did not recognize any expense related to the transactions with Himalaya. As of June 30, 2026, the Company had $0.3 million due to Himalaya.

BA 3021 SPV, LLC

 BA 3021 SPV LLC, a Delaware limited liability company (the “SPV”), was incorporated in December 2025.  However, the Company has not yet completed the legal steps required to form the new entity as a wholly owned subsidiary, and the new entity has not issued any common units or finalized its limited liability company agreement as of June 30, 2026.  The Company determined that BioAtla is the primary beneficiary of the SPV as of December 31, 2025 and June 30, 2026.

10. Related Party Transactions

Inversagen, LLC

On March 15, 2019, the Company entered into an Exclusive License Agreement with Inversagen (the “Inversagen License”). Under the terms of the agreement, Inversagen acquired the rights to CAB-antibodies for the field of diseases associated with aging, outside of cancer, and an immuno-oncology antibody. The Company may perform development services under the agreement and will be reimbursed by Inversagen for its costs. Commencing on the first commercial sale of the CAB-antibodies and immuno-oncology antibody subject to the Inversagen License, Inversagen will pay the Company milestone payments and royalties, which represent a variable interest held by the Company. On July 7, 2020, the Company and Inversagen entered into the First Amendment to Exclusive License Agreement (“Amended Inversagen License”), which grants the Company an option for a period of 10 years to acquire the immuno-oncology antibody in return for royalty payments in the low-single digits during the applicable royalty term. No payments have been made to date.

Inversagen has only nominal assets and liabilities and is a VIE as the entity lacks sufficient equity to finance its activities without additional subordinated financial support. The Company does not consolidate Inversagen as it is not the primary beneficiary; the Inversagen License and the Amended Inversagen License did not and do not provide the Company with any decision-making power over the activities that are most significant to the entity’s economic success, such as the direction of its development efforts or the search for or terms of any future financing arrangements. The Company has no equity interest in Inversagen, and no exposure to its losses. The Company has not provided any services to Inversagen, has not provided any support to Inversagen and has no obligation to do so, and Inversagen’s creditors have no recourse to the general credit of the Company. The Company does not have any assets or liabilities associated with its variable interest in Inversagen at December 31, 2025 and 2024.

Inversagen is a related party of the Company. Dr. Jay Short and his spouse serve as managers of Inversagen.

BioAtla Holdings, LLC

Effective January 1, 2020, the Company entered into an Exclusive License Agreement (the “BioAtla Holdings License”) with BioAtla Holdings, LLC. Under the terms of the agreement, BioAtla Holdings acquired the rights to CAB antibodies for certain targets in the field of Adoptive Cell Therapy (CAR-T format) in exchange for potential royalty payments on future net sales. On July 7, 2020, the Company and BioAtla Holdings entered into the First Amendment to Exclusive License Agreement (the “Amended BioAtla Holdings License”), which grants the Company an option for a period of 10 years to acquire the ACT Preparations and ACT Treatments in return for royalty payments in the low-single digits during the applicable royalty term. The Company has not exercised its option and no payments have been made to date under these agreements.

In addition, effective January 1, 2020, the Company entered into a Royalty Sharing Agreement whereby the Company agreed to share with BioAtla Holdings 50% of the royalties it receives from its Exclusive License Agreement with EXUMA Biotech Corp.

BioAtla Holdings is a variable interest entity as it does not have sufficient equity to finance its activities without additional subordinated financial support. The royalty payments and option to acquire assets represent variable interests held by the Company in BioAtla Holdings. The Company is not the primary beneficiary of BioAtla Holdings, however, as the BioAtla Holdings License and Amended BioAtla Holdings License did not and do not provide the Company with any decision-making power over the activities that are most significant to the entity’s economic success, such as the direction of its development efforts or the search for or terms of any future financing arrangements. The Company has no equity interest in BioAtla Holdings, and no exposure to its losses. BioAtla Holdings is currently inactive, and the Company has not provided any support to BioAtla Holdings and has no obligation to do so, and BioAtla Holdings’ creditors have no recourse to the general credit of the Company. The Company does not have any assets or liabilities associated with its variable interests in BioAtla Holdings at December 31, 2025 and 2024.

BioAtla Holdings is a related party of the Company. Dr. Jay Short and his spouse serve as managers of BioAtla Holdings.

Himalaya Therapeutics SEZC

Exclusive Rights Agreement

On January 1, 2020, the Company entered into an Amended and Restated Exclusive Rights Agreement (the “Amended Rights Agreement”) with Himalaya Therapeutics SEZC. Under the terms of the Amended Rights Agreement, Himalaya Therapeutics SEZC acquired the rights to 10 CAB-antibodies for the territory of China, Macao, Hong Kong and Taiwan, global rights to a CAB-HER2-bispecific-antibody and global co-development rights with the Company to an IL-22 non-CAB-antibody. Payments to the Company may include upfront payments, milestone payments and double digit royalties, which represent a variable interest held by the Company, but no payments have been made to the Company to date.

Himalaya Therapeutics SEZC is a VIE as it does not have sufficient equity to finance its activities without additional subordinated financial support. The Company is not obligated to provide financial support to Himalaya Therapeutics SEZC. The Company is not the primary beneficiary of Himalaya Therapeutics SEZC, however, as the Amended Rights Agreement does not provide BioAtla, Inc. with the power to direct activities of a VIE that most significantly impact the VIE’s economic performance, such as decision-making power over the direction of its development efforts or the search for or terms of any future financing arrangements. The Company does not have any assets or liabilities recorded at December 31, 2025 and 2024 associated with its variable interest in Himalaya Therapeutics SEZC, and has no exposure to Himalaya Therapeutics SEZC losses.

Himalaya Therapeutics SEZC is a related party as Dr. Jay Short and his spouse serve as directors, and Dr. Short’s spouse also serves as an officer of such entity.

Clinical Trial Services Agreement

In January 2024, the Company entered into an amended Clinical Trial Services Agreement (as so amended, the “Clinical Trial Services Agreement”) with Himalaya Therapeutics SEZC (“Himalaya”). Under the Clinical Trial Services Agreement, BioAtla paid Himalaya for services related to the initiation of clinical trials for evalstotug in China for a period of 12 months. All payments have been made under the Clinical Trial Services Agreement as of December 31, 2024.

Global Transaction Agreement

In September 2024, the Company entered into a Global Transaction Agreement (the “Himalaya Agreement”) with Himalaya. BioAtla and Himalaya had previously entered into an Amended and Restated Exclusive Rights Agreement (the “Amended Rights Agreement”) in January of 2020. Pursuant to the Amended Rights Agreement, Himalaya controls rights to develop, manufacture and commercialize certain assets, including BA3362 which was licensed to Context (see Note 9), in certain territories as further specified in the Amended Rights Agreement. Pursuant to the Himalaya Agreement, Himalaya consented to BioAtla’s execution and performance of the Agreement, and granted to BioAtla an exclusive, worldwide, sublicensable license for those impacted products and intellectual property. Further, as set forth in the Amended Rights Agreement and further clarified in the Himalaya Agreement, BioAtla agreed to pay, subject to any applicable tax withholdings, to Himalaya (i) a mid-teens percentage of all upfront payments and development milestones received by BioAtla from Context under the Context License Agreement; and (ii) a specified percentage of any and all sales milestones and/or royalties based upon Net Sales (as defined in the Context License Agreement) in the People’s Republic of China and the Special Administrative Regions of Hong Kong, Macao and Taiwan that BioAtla receives from Context under the Context License Agreement.

The Company is the principal in the Context License Agreement and in the Himalaya Agreement, and will record revenues and expenses on a gross basis given that the Company had full discretion in setting consideration pricing in the Context License Agreement, the Company will be primarily responsible for providing the License, and Himalaya has no obligation to be a part of any of the fulfillment activities.

For the year ended December 31, 2025, the Company recognized $0.3 million related to the transactions with Himalaya, compared to $2.2 million for the year ended December 31, 2024. The Company did not have any amounts due from or due to Himalaya as of December 31, 2025 or 2024.

Himalaya Parent LLC

Dr. Jay Short and his spouse serve as managers of Himalaya Parent LLC. The Company does not have a variable interest in Himalaya Parent LLC.

BA 3021 SPV, LLC

 BA 3021 SPV LLC, a Delaware limited liability company (the “SPV”), was incorporated in December 2025.  However, the Company has not yet completed the legal steps required to form the new entity as a wholly owned subsidiary, and the new entity has not issued any common units or finalized its limited liability company agreement as of December 31, 2025.  The Company determined that BioAtla is the primary beneficiary of the SPV as of December 31, 2025.